GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Large Cap Disciplined Value VIP Fund (the “Fund”)

Supplement dated February 1, 2023

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2022, as supplemented

Effective immediately, Stephanie McGirr no longer serves as a portfolio manager of the Fund. Accordingly, all references to Ms. McGirr in the Prospectus, Summary Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.